COMMON STOCK - Nonvested Restricted Shares Awards (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Restricted Awards
Nonvested, beginning balance (in shares)	1,202,895	1,160,079	1,033,626
Granted (in shares)	348,016	318,496	247,068
Vested (in shares)	(177,790)	(224,894)	(107,865)
Forfeited (in shares)	(9,327)	(50,786)	(12,750)
Nonvested, ending balance (in shares)	1,363,794	1,202,895	1,160,079	1,033,626
Weighted Average Grant Date Fair Value
Nonvested, beginning balance (in dollars per share)	$ 29.68	$ 23.32	$ 24.24
Granted (in dollars per share)	47.60	32.60	36.52
Vested (in dollars per share)	22.69	23.42	18.11
Forfeited (in dollars per share)	33.46	24.18	24.19
Nonvested, ending balance (in dollars per share)	$ 35.14	$ 29.68	$ 23.32	$ 24.24
Unrecognized Compensation Expense
Nonvested restricted awards, unrecognized compensation expense	$ 6.3	$ 7.9	$ 7.6	$ 7.1
Nonvested restricted awards, weighted-average period to recognize expense	7 months 13 days	10 months 9 days	1 year 1 month 13 days	1 year 3 months 21 days